Exhibit 99.1

CAPITAL ONE PRIME AUTO RECEIVABLES TRUST 2022-2
Statement to Securityholders
Determination Date: April 10, 2025

Payment Date	4/15/2025
Collection Period Start	3/1/2025
Collection Period End	3/31/2025
Interest Period Start	3/17/2025
Interest Period End	4/14/2025

Cut-Off Date Net Pool Balance	$2,066,663,591.84
Cut-Off Date Adjusted Pool Balance	$1,899,113,714.12

I. DEAL SUMMARY

	Beginning Note Balance	Principal Payment	Ending Note Balance	Note Factor	Final Scheduled Payment Date
Class A-1 Notes	$—	$—	$—	—	Aug-23
Class A-2a Notes	$—	$—	$—	—	Sep-25
Class A-2b Notes	$—	$—	$—	—	Sep-25
Class A-3 Notes	$336,463,981.94	$33,343,576.13	$303,120,405.81	0.479773	May-27
Class A-4 Notes	$160,110,000.00	$—	$160,110,000.00	1.000000	Dec-27
Class B Notes	$19,000,000.00	$—	$19,000,000.00	1.000000	Jan-28
Class C Notes	$19,000,000.00	$—	$19,000,000.00	1.000000	Feb-28
Class D Notes	$19,000,000.00	$—	$19,000,000.00	1.000000	Nov-28
Total Notes	$553,573,981.94	$33,343,576.13	$520,230,405.81

	Beginning Balance	Ending Balance	Pool Factor
Net Pool Balance	$599,288,623.51	$563,323,986.67	0.272577
YSOC Amount	$40,966,857.28	$38,345,796.57
Adjusted Pool Balance	$558,321,766.23	$524,978,190.10
Overcollateralization Amount (Adjusted Pool Balance - Note Balance)	$4,747,784.29	$4,747,784.29
Reserve Account Balance	$4,747,784.29	$4,747,784.29

	Beginning Note Balance	Interest Rate	Accrual Methodology	Interest Payment
Class A-1 Notes	$—	2.87200%	ACT/360	$—
Class A-2a Notes	$—	3.74000%	30/360	$—
Class A-2b Notes	$—	4.99867%	ACT/360	$—
Class A-3 Notes	$336,463,981.94	3.66000%	30/360	$1,026,215.14
Class A-4 Notes	$160,110,000.00	3.69000%	30/360	$492,338.25
Class B Notes	$19,000,000.00	4.27000%	30/360	$67,608.33
Class C Notes	$19,000,000.00	4.67000%	30/360	$73,941.67
Class D Notes	$19,000,000.00	5.40000%	30/360	$85,500.00
Total Notes	$553,573,981.94			$1,745,603.39

II. COLLATERAL POOL BALANCE

	Beginning of Period	End of Period
Net Pool Balance	$599,288,623.51	$563,323,986.67
Adjusted Pool Balance (Net Pool Balance - YSOC Amount)	$558,321,766.23	$524,978,190.10
Number of Receivables Outstanding	52,993	51,509
Weighted Average Contract Rate	3.57%	3.57%
Weighted Average Remaining Term (months)	29.6	28.7

III. FUNDS AVAILABLE FOR DISTRIBUTION

Available Funds:
a. Collections
Interest Collections	$1,679,655.29
Principal Collections	$35,767,482.64
Liquidation Proceeds	$253,306.91
b. Repurchase Price	$—
c. Optional Purchase Price	$—
d. Reserve Account Excess Amount	$—
Total Available Funds	$37,700,444.84
Reserve Account Draw Amount	$—
Total Funds Available for Distribution	$37,700,444.84

IV. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Servicing Fee	$499,407.19	$499,407.19	$—	$—	$37,201,037.65
Interest - Class A-1 Notes	$—	$—	$—	$—	$37,201,037.65
Interest - Class A-2a Notes	$—	$—	$—	$—	$37,201,037.65
Interest - Class A-2b Notes	$—	$—	$—	$—	$37,201,037.65
Interest - Class A-3 Notes	$1,026,215.14	$1,026,215.14	$—	$—	$36,174,822.51
Interest - Class A-4 Notes	$492,338.25	$492,338.25	$—	$—	$35,682,484.26
First Allocation of Principal	$—	$—	$—	$—	$35,682,484.26
Interest - Class B Notes	$67,608.33	$67,608.33	$—	$—	$35,614,875.93
Second Allocation of Principal	$—	$—	$—	$—	$35,614,875.93
Interest - Class C Notes	$73,941.67	$73,941.67	$—	$—	$35,540,934.26
Third Allocation of Principal	$9,595,791.84	$9,595,791.84	$—	$—	$25,945,142.42
Interest - Class D Notes	$85,500.00	$85,500.00	$—	$—	$25,859,642.42
Fourth Allocation of Principal	$19,000,000.00	$19,000,000.00	$—	$—	$6,859,642.42
Reserve Account Deposit Amount	$—	$—	$—	$—	$6,859,642.42
Regular Principal Distribution Amount	$4,747,784.29	$4,747,784.29	$—	$—	$2,111,858.13
Owner Trustee, Indenture Trustee, and ARR Fees & Expenses	$—	$—	$—	$—	$2,111,858.13
Remaining Funds to Certificates	$2,111,858.13	$2,111,858.13	$—	$—	$—
Total	$37,700,444.84	$37,700,444.84	$—	$—

V. OVERCOLLATERALIZATION INFORMATION

Yield Supplement Overcollateralization Amount:
Beginning Period YSOC Amount	$40,966,857.28
Increase/(Decrease)	$(2,621,060.71)
Ending YSOC Amount	$38,345,796.57

Overcollateralization:	Beginning of Period	End of Period
Adjusted Pool Balance	$558,321,766.23	$524,978,190.10
Note Balance	$553,573,981.94	$520,230,405.81
Overcollateralization (Adjusted Pool Balance - Note Balance)	$4,747,784.29	$4,747,784.29
Target Overcollateralization Amount	$4,747,784.29	$4,747,784.29
Overcollateralization Shortfall	$—	$—

VI. RESERVE ACCOUNT

Specified Reserve Account Balance	$4,747,784.29
Beginning Reserve Account Balance	$4,747,784.29
Reserve Account Deposit Amount	$—
Reserve Account Draw Amount	$—
Reserve Account Excess Amount	$—
Ending Reserve Account Balance	$4,747,784.29

VII. NET LOSS AND DELINQUENT RECEIVABLES

Net Loss:	% of EOP Net Pool Balance	# of Receivables	Amount
Defaulted Receivables during Collection Period (Principal Balance)	0.03%	21	$197,154.20
Liquidation Proceeds of Defaulted Receivables[1]	0.04%	228	$253,306.91
Monthly Net Losses (Liquidation Proceeds)			$(56,152.71)
Net Losses as % of Average Pool Balance (annualized)
Third Preceding Collection Period			0.21%
Second Preceding Collection Period			0.28%
Preceding Collection Period			0.19%
Current Collection Period			(0.12)%
Four-Month Average Net Loss Ratio			0.14%
Cumulative Net Losses for All Periods			$5,736,830.47
Cumulative Net Loss Ratio			0.28%
[1] Liquidation Proceeds include all proceeds on a receivable after it has been charged-off.

Delinquent Receivables:	% of EOP Net Pool Balance	# of Receivables	Principal Balance
30-59 Days Delinquent	0.46%	174	$2,565,890.71
60-89 Days Delinquent	0.19%	60	$1,073,707.46
90-119 Days Delinquent	0.06%	24	$356,862.42
120+ Days Delinquent	0.00%	0	$—
Total Delinquent Receivables	0.71%	258	$3,996,460.59

Repossession Inventory:		# of Receivables	Principal Balance
Repossessed in the Current Collection Period		10	$105,667.26
Total Repossessed Inventory		17	$291,829.11

60+ Delinquency Percentage:		# of Receivables	Amount
60+ Day Delinquent Receivables		84	$1,430,569.88
60+ Delinquencies as % of EOP Net Pool Balance
Third Preceding Collection Period			0.25%
Second Preceding Collection Period			0.27%
Preceding Collection Period			0.24%
Current Collection Period			0.25%
Delinquency Trigger			4.50%
Current Delinquency Percentage Exceeds Delinquency Trigger? (Yes/No)			No

VIII. TEMPORARY FORBEARANCE
The table below presents accounts which received a short-term payment extension in the month of March 2025.

	Month-End Balance		# of Receivables
	($MM)	(%)	(#)	(%)
Total Extensions	0.68	0.12%	49	0.10%